UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class A [LBWAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$89,182,465
Total Number of Portfolio Holdings*	226
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7014-STSR-0525

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class C [LBWCX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$89,182,465
Total Number of Portfolio Holdings*	226
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7015-STSR-0525

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class R [LBDRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$68	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$89,182,465
Total Number of Portfolio Holdings*	226
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7128-STSR-0525

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class I [LBWIX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$40	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$89,182,465
Total Number of Portfolio Holdings*	226
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7018-STSR-0525

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class IS [LBISX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$89,182,465
Total Number of Portfolio Holdings*	226
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7025-STSR-0525

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.1%
Communication Services — 8.1%
Diversified Telecommunication Services — 3.8%
AT&T Inc.	60,274	$1,704,549
Verizon Communications Inc.	37,811	1,715,107
Total Diversified Telecommunication Services		3,419,656
Entertainment — 1.8%
Walt Disney Co.	16,200	1,598,940
Interactive Media & Services — 0.1%
Match Group Inc.	2,248	70,138
Media — 2.4%
Charter Communications Inc., Class A Shares	1,250	460,662 *
Comcast Corp., Class A Shares	31,107	1,147,848
Fox Corp., Class A Shares	2,897	163,970
Interpublic Group of Cos. Inc.	3,235	87,863
News Corp., Class A Shares	3,400	92,548
Omnicom Group Inc.	1,848	153,218
Total Media		2,106,109

Total Communication Services		7,194,843
Consumer Discretionary — 5.9%
Automobile Components — 0.1%
BorgWarner Inc.	1,722	49,335
Automobiles — 0.5%
General Motors Co.	10,228	481,023
Broadline Retail — 0.3%
eBay Inc.	4,267	289,004
Distributors — 0.1%
LKQ Corp.	2,300	97,842
Diversified Consumer Services — 0.1%
ADT Inc.	6,869	55,914
H&R Block Inc.	1,217	66,825
Total Diversified Consumer Services		122,739
Hotels, Restaurants & Leisure — 0.3%
Expedia Group Inc.	1,090	183,229
Wynn Resorts Ltd.	923	77,071
Total Hotels, Restaurants & Leisure		260,300
Household Durables — 1.4%
DR Horton Inc.	3,191	405,672
Lennar Corp., Class A Shares	2,477	284,310
Mohawk Industries Inc.	547	62,457 *
NVR Inc.	16	115,910 *
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
PulteGroup Inc.	2,435	$250,318
Toll Brothers Inc.	882	93,130
Total Household Durables		1,211,797
Leisure Products — 0.1%
Hasbro Inc.	1,217	74,833
Specialty Retail — 2.8%
AutoNation Inc.	714	115,611 *
Best Buy Co. Inc.	1,948	143,392
CarMax Inc.	1,344	104,725 *
Dick’s Sporting Goods Inc.	504	101,586
Lithia Motors Inc.	252	73,972
Lowe’s Cos. Inc.	6,408	1,494,538
Murphy USA Inc.	169	79,398
Penske Automotive Group Inc.	588	84,660
Ulta Beauty Inc.	435	159,445 *
Williams-Sonoma Inc.	1,100	173,910
Total Specialty Retail		2,531,237
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	378	83,440
Skechers U.S.A. Inc., Class A Shares	1,217	69,101 *
Total Textiles, Apparel & Luxury Goods		152,541

Total Consumer Discretionary		5,270,651
Consumer Staples — 6.2%
Beverages — 1.3%
Coca-Cola Consolidated Inc.	56	75,600
Keurig Dr Pepper Inc.	12,162	416,183
Molson Coors Beverage Co., Class B Shares	1,700	103,479
PepsiCo Inc.	4,098	614,454
Total Beverages		1,209,716
Consumer Staples Distribution & Retail — 0.9%
Kroger Co.	6,538	442,557
Sysco Corp.	4,367	327,700
Total Consumer Staples Distribution & Retail		770,257
Food Products — 2.1%
Campbell’s Co.	2,560	102,195
Conagra Brands Inc.	4,256	113,508
General Mills Inc.	4,960	296,558
Hormel Foods Corp.	1,050	32,487
Ingredion Inc.	547	73,960
Kraft Heinz Co.	10,700	325,601
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Mondelez International Inc., Class A Shares	11,600	$787,060
Tyson Foods Inc., Class A Shares	2,600	165,906
Total Food Products		1,897,275
Household Products — 0.5%
Kimberly-Clark Corp.	3,013	428,509
Personal Care Products — 0.4%
Kenvue Inc.	13,806	331,068
Tobacco — 1.0%
Altria Group Inc.	15,145	909,003

Total Consumer Staples		5,545,828
Energy — 4.7%
Energy Equipment & Services — 0.6%
Baker Hughes Co.	8,854	389,133
TechnipFMC PLC	3,359	106,447
Total Energy Equipment & Services		495,580
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	4,205	75,690
Chevron Corp.	12,468	2,085,772
Coterra Energy Inc.	5,316	153,632
EOG Resources Inc.	4,938	633,249
Kinder Morgan Inc.	19,913	568,118
Ovintiv Inc.	2,300	98,440
Range Resources Corp.	2,115	84,452
Total Oil, Gas & Consumable Fuels		3,699,353

Total Energy		4,194,933
Financials — 31.0%
Banks — 13.2%
Bank of America Corp.	56,374	2,352,487
Citigroup Inc.	12,800	908,672
Citizens Financial Group Inc.	3,359	137,618
Comerica Inc.	600	35,436
Commerce Bancshares Inc.	969	60,301
Cullen/Frost Bankers Inc.	378	47,326
East-West Bancorp Inc.	1,008	90,478
Fifth Third Bancorp	4,056	158,995
First Citizens BancShares Inc., Class A Shares	111	205,807
First Horizon Corp.	2,357	45,773
Huntington Bancshares Inc.	10,689	160,442
JPMorgan Chase & Co.	17,502	4,293,240
M&T Bank Corp.	1,008	180,180
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
PNC Financial Services Group Inc.	3,023	$531,353
Regions Financial Corp.	6,785	147,438
Truist Financial Corp.	5,900	242,785
US Bancorp	6,946	293,260
Webster Financial Corp.	1,303	67,170
Wells Fargo & Co.	25,347	1,819,661
Zions Bancorp NA	688	34,304
Total Banks		11,812,726
Capital Markets — 6.3%
Ameriprise Financial Inc.	885	428,437
Bank of New York Mellon Corp.	6,029	505,652
Carlyle Group Inc.	3,200	139,488
Goldman Sachs Group Inc.	2,779	1,518,140
Invesco Ltd.	2,022	30,674
Jefferies Financial Group Inc.	1,811	97,015
LPL Financial Holdings Inc.	547	178,946
Morgan Stanley	14,502	1,691,948
Northern Trust Corp.	1,769	174,512
Raymond James Financial Inc.	1,853	257,400
SEI Investments Co.	1,166	90,517
State Street Corp.	2,619	234,479
Stifel Financial Corp.	798	75,220
T. Rowe Price Group Inc.	1,679	154,250
Total Capital Markets		5,576,678
Consumer Finance — 1.2%
Ally Financial Inc.	2,015	73,487
Capital One Financial Corp.	2,645	474,248
Discover Financial Services	2,057	351,130
Synchrony Financial	3,535	187,143
Total Consumer Finance		1,086,008
Financial Services — 2.1%
Apollo Global Management Inc.	4,140	566,932
Corebridge Financial Inc.	5,000	157,850
Corpay Inc.	504	175,755 *
Equitable Holdings Inc.	3,149	164,031
Global Payments Inc.	2,200	215,424
PayPal Holdings Inc.	8,909	581,312 *
Voya Financial Inc.	420	28,459
Total Financial Services		1,889,763
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 8.2%
Aflac Inc.	4,886	$543,274
American Financial Group Inc.	588	77,228
American International Group Inc.	5,371	466,955
Arch Capital Group Ltd.	2,687	258,436
Assurant Inc.	478	100,261
Axis Capital Holdings Ltd.	700	70,168
Chubb Ltd.	3,565	1,076,594
Cincinnati Financial Corp.	1,375	203,115
Everest Group Ltd.	410	148,965
Fidelity National Financial Inc.	2,015	131,136
Hartford Insurance Group Inc.	2,577	318,852
Loews Corp.	1,905	175,089
Markel Group Inc.	84	157,047 *
MetLife Inc.	6,115	490,973
Old Republic International Corp.	2,240	87,853
Primerica Inc.	293	83,367
Principal Financial Group Inc.	1,989	167,812
Progressive Corp.	2,667	754,788
Prudential Financial Inc.	2,772	309,577
Reinsurance Group of America Inc.	547	107,704
RenaissanceRe Holdings Ltd.	400	96,000
Travelers Cos. Inc.	3,191	843,892
Unum Group	1,511	123,086
Willis Towers Watson PLC	798	269,684
WR Berkley Corp.	3,417	243,154
Total Insurance		7,305,010

Total Financials		27,670,185
Health Care — 20.7%
Biotechnology — 5.2%
AbbVie Inc.	15,066	3,156,628
Exelixis Inc.	2,100	77,532 *
Gilead Sciences Inc.	10,397	1,164,984
Halozyme Therapeutics Inc.	1,100	70,191 *
United Therapeutics Corp.	420	129,473 *
Total Biotechnology		4,598,808
Health Care Equipment & Supplies — 1.4%
Medtronic PLC	11,526	1,035,726
Zimmer Biomet Holdings Inc.	1,800	203,724
Total Health Care Equipment & Supplies		1,239,450
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 9.8%
Cardinal Health Inc.	2,200	$303,094
Cencora Inc.	1,722	478,871
Cigna Group	2,519	828,751
CVS Health Corp.	11,300	765,575
DaVita Inc.	714	109,220 *
HCA Healthcare Inc.	3,023	1,044,598
Henry Schein Inc.	1,090	74,654 *
Labcorp Holdings Inc.	882	205,277
Molina Healthcare Inc.	500	164,695 *
Quest Diagnostics Inc.	1,303	220,468
Tenet Healthcare Corp.	855	114,997 *
UnitedHealth Group Inc.	8,259	4,325,651
Universal Health Services Inc., Class B Shares	714	134,161
Total Health Care Providers & Services		8,770,012
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories Inc., Class A Shares	210	51,148 *
Pharmaceuticals — 4.2%
Jazz Pharmaceuticals PLC	500	62,075 *
Johnson & Johnson	21,599	3,581,978
Viatris Inc.	10,571	92,074
Total Pharmaceuticals		3,736,127

Total Health Care		18,395,545
Industrials — 10.7%
Aerospace & Defense — 1.6%
L3Harris Technologies Inc.	1,696	354,990
Lockheed Martin Corp.	2,075	926,923
Textron Inc.	2,057	148,618
Total Aerospace & Defense		1,430,531
Air Freight & Logistics — 0.6%
FedEx Corp.	2,140	521,689
Building Products — 0.7%
Allegion PLC	755	98,497
Builders FirstSource Inc.	1,090	136,185 *
Fortune Brands Innovations Inc.	1,108	67,455
Masco Corp.	2,352	163,558
Owens Corning	1,050	149,961
UFP Industries Inc.	588	62,940
Total Building Products		678,596
Construction & Engineering — 0.2%
EMCOR Group Inc.	400	147,852
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 0.1%
Acuity Inc.	252	$66,364
Ground Transportation — 0.7%
CSX Corp.	17,005	500,457
U-Haul Holding Co.	127	8,301 *
U-Haul Holding Co., Non Voting Shares	1,822	107,826
Total Ground Transportation		616,584
Industrial Conglomerates — 0.8%
3M Co.	4,738	695,823
Machinery — 4.6%
Allison Transmission Holdings Inc.	755	72,231
Caterpillar Inc.	4,240	1,398,352
CNH Industrial NV	11,200	137,536
Cummins Inc.	1,275	399,636
Deere & Co.	2,087	979,534
Donaldson Co. Inc.	1,082	72,559
Dover Corp.	1,008	177,085
Middleby Corp.	478	72,646 *
Mueller Industries Inc.	1,040	79,186
Oshkosh Corp.	588	55,319
PACCAR Inc.	4,755	462,994
Snap-on Inc.	463	156,036
Toro Co.	893	64,966
Total Machinery		4,128,080
Passenger Airlines — 0.7%
Delta Air Lines Inc.	5,441	237,227
Southwest Airlines Co.	5,300	177,974
United Airlines Holdings Inc.	2,897	200,038 *
Total Passenger Airlines		615,239
Professional Services — 0.2%
Genpact Ltd.	1,469	74,008
Leidos Holdings Inc.	1,175	158,555
Total Professional Services		232,563
Trading Companies & Distributors — 0.5%
United Rentals Inc.	559	350,325
WESCO International Inc.	463	71,904
Total Trading Companies & Distributors		422,229

Total Industrials		9,555,550
Information Technology — 4.2%
Communications Equipment — 2.3%
Cisco Systems Inc.	32,561	2,009,339
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.2%
Jabil Inc.	882	$120,014
TD SYNNEX Corp.	755	78,490
Total Electronic Equipment, Instruments & Components		198,504
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A Shares	4,425	338,512
Semiconductors & Semiconductor Equipment — 0.8%
QUALCOMM Inc.	4,563	700,922
Software — 0.2%
Dropbox Inc., Class A Shares	2,032	54,275 *
Gen Digital Inc.	5,574	147,934
Total Software		202,209
Technology Hardware, Storage & Peripherals — 0.3%
HP Inc.	11,262	311,845

Total Information Technology		3,761,331
Materials — 2.5%
Chemicals — 1.0%
Axalta Coating Systems Ltd.	1,996	66,207 *
CF Industries Holdings Inc.	1,569	122,617
Corteva Inc.	6,179	388,844
Eastman Chemical Co.	1,008	88,815
Mosaic Co.	2,852	77,033
PPG Industries Inc.	1,722	188,301
Total Chemicals		931,817
Construction Materials — 0.1%
Eagle Materials Inc.	252	55,927
Containers & Packaging — 0.4%
Amcor PLC	12,310	119,407
Berry Global Group Inc.	882	61,572
Crown Holdings Inc.	1,259	112,378
Graphic Packaging Holding Co.	2,687	69,755
Total Containers & Packaging		363,112
Metals & Mining — 1.0%
Newmont Corp.	10,100	487,628
Reliance Inc.	588	169,785
Steel Dynamics Inc.	1,848	231,148
Total Metals & Mining		888,561

Total Materials		2,239,417
Utilities — 3.1%
Electric Utilities — 2.1%
Duke Energy Corp.	6,617	807,075
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
	Evergy Inc.	2,015	$138,934
	NRG Energy Inc.	1,822	173,928
	OGE Energy Corp.	1,722	79,143
	PPL Corp.	6,608	238,615
	Southern Co.	4,267	392,351
Total Electric Utilities			1,830,046
Multi-Utilities — 1.0%
	Dominion Energy Inc.	7,205	403,984
	Public Service Enterprise Group Inc.	4,476	368,375
	WEC Energy Group Inc.	1,217	132,629
Total Multi-Utilities			904,988

Total Utilities			2,735,034
Total Common Stocks (Cost — $65,757,629)			86,563,317
Investments in Underlying Funds — 2.3%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $2,103,747)		11,200	2,107,392
Total Investments before Short-Term Investments (Cost — $67,861,376)			88,670,709
	Rate
Short-Term Investments — 0.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $417,394)	4.202%	417,394	417,394 (a)(b)
Total Investments — 99.9% (Cost — $68,278,770)			89,088,103
Other Assets in Excess of Liabilities — 0.1%			94,362
Total Net Assets — 100.0%			$89,182,465

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated
Companies was $417,394 and the cost was $417,394 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $67,861,376)	$88,670,709
Investments in affiliated securities, at value (Cost — $417,394)	417,394
Receivable for Fund shares sold	184,916
Receivable for securities sold	112,621
Dividends receivable from unaffiliated investments	79,312
Dividends receivable from affiliated investments	2,138
Other assets	50,994
Prepaid expenses	33,164
Total Assets	89,551,248
Liabilities:
Payable for Fund shares repurchased	166,287
Trustees’ fees payable	55,474
Fund accounting fees payable	53,247
Investment management fee payable	34,820
Audit and tax fees payable	18,856
Service and/or distribution fees payable	16,233
Accrued expenses	23,866
Total Liabilities	368,783
Total Net Assets	$89,182,465
Net Assets:
Par value (Note 7)	$43
Paid-in capital in excess of par value	14,083,652
Total distributable earnings (loss)	75,098,770
Total Net Assets	$89,182,465
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Net Assets:
Class A	$69,491,961
Class C	$1,851,570
Class R	$198,767
Class I	$7,996,157
Class IS	$9,644,010
Shares Outstanding:
Class A	3,357,174
Class C	90,512
Class R	9,614
Class I	385,637
Class IS	465,528
Net Asset Value:
Class A (and redemption price)	$20.70
Class C*	$20.46
Class R (and redemption price)	$20.67
Class I (and redemption price)	$20.73
Class IS (and redemption price)	$20.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$21.90

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2025

Investment Income:
Dividends from unaffiliated investments	$2,503,800
Dividends from affiliated investments	26,113
Total Investment Income	2,529,913
Expenses:
Investment management fee (Note 2)	636,768
Service and/or distribution fees (Notes 2 and 5)	94,140
Transfer agent fees (Notes 2 and 5)	52,101
Registration fees	40,792
Fund accounting fees	34,763
Audit and tax fees	18,381
Legal fees	14,971
Trustees’ fees	6,228
Fees recaptured by investment manager (Note 2)	5,322
Shareholder reports	4,439
Interest expense	1,524
Commitment fees (Note 9)	1,116
Insurance	780
Custody fees	703
Miscellaneous expenses	4,939
Total Expenses	916,967
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(79,077)
Net Expenses	837,890
Net Investment Income	1,692,023
Realized and Unrealized Gain (Loss) on Investments (Notes 1, 3 and 10):
Net Realized Gain From Unaffiliated Investment Transactions	56,661,203
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(50,616,324)
Net Gain on Investments	6,044,879
Increase in Net Assets From Operations	$7,736,902
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2025 (unaudited) and the Year Ended September 30, 2024	2025	2024
Operations:
Net investment income	$1,692,023	$4,375,654
Net realized gain	56,661,203	17,527,104
Change in net unrealized appreciation (depreciation)	(50,616,324)	37,037,856
Increase in Net Assets From Operations	7,736,902	58,940,614
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,888,714)	(4,182,026)
Decrease in Net Assets From Distributions to Shareholders	(20,888,714)	(4,182,026)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,277,790	69,894,168
Reinvestment of distributions	20,884,892	4,172,012
Cost of shares repurchased	(59,297,368)	(84,815,762)
Shares redeemed in-kind (Note 10)	(123,943,591)	—
Decrease in Net Assets From Fund Share Transactions	(146,078,277)	(10,749,582)
Increase (Decrease) in Net Assets	(159,230,089)	44,009,006
Net Assets:
Beginning of period	248,412,554	204,403,548
End of period	$89,182,465	$248,412,554
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.26	$17.65	$17.35	$21.65	$16.66	$19.77
Income (loss) from operations:
Net investment income	0.16	0.31	0.31	0.29	0.25	0.31
Net realized and unrealized gain (loss)	0.47	4.61	2.41	(2.08)	6.00	(1.31)
Total income (loss) from operations	0.63	4.92	2.72	(1.79)	6.25	(1.00)
Less distributions from:
Net investment income	(0.33)	(0.29)	(0.31)	(0.16)	(0.37)	(0.49)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(2.19)	(0.31)	(2.42)	(2.51)	(1.26)	(2.11)
Net asset value, end of period	$20.70	$22.26	$17.65	$17.35	$21.65	$16.66
Total return[3]	2.86%[4]	28.20%	15.31%	(9.62)%	38.09%	(6.24)%
Net assets, end of period (000s)	$69,492	$67,801	$57,178	$43,784	$44,626	$1,361
Ratios to average net assets:
Gross expenses	1.18%[5,6]	1.16%[5]	1.21%	1.18%	1.18%	1.18%[5]
Net expenses[7,8,9]	1.10 [5,6]	1.10 [5]	1.10	1.10	1.09	1.10 [5]
Net investment income	1.49 [6]	1.56	1.72	1.45	1.16	1.76
Portfolio turnover rate	28%[10]	75%	58%	62%[10]	75%[10]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 2.71% for the period ended March 31, 2025.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.94	$17.33	$17.18	$21.48	$16.61	$19.21
Income (loss) from operations:
Net investment income	0.08	0.16	0.18	0.15	0.10	0.31 [3]
Net realized and unrealized gain (loss)	0.46	4.55	2.39	(2.07)	5.96	(1.29)
Total income (loss) from operations	0.54	4.71	2.57	(1.92)	6.06	(0.98)
Less distributions from:
Net investment income	(0.16)	(0.08)	(0.31)	(0.03)	(0.30)	—
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(2.02)	(0.10)	(2.42)	(2.38)	(1.19)	(1.62)
Net asset value, end of period	$20.46	$21.94	$17.33	$17.18	$21.48	$16.61
Total return[4]	2.51%[5]	27.21%	14.44%	(10.22)%	37.16%	(6.06)%[3]
Net assets, end of period (000s)	$1,852	$1,297	$1,780	$411	$127	$141
Ratios to average net assets:
Gross expenses	1.93%[6]	1.91%	1.94%[7]	1.98%	2.21%	2.34%[7]
Net expenses[8,9,10]	1.85 [6]	1.84	1.85 [7]	1.85	1.85	1.08 [3,7]
Net investment income	0.74 [6]	0.83	1.01	0.76	0.50	1.81 [3]
Portfolio turnover rate	28%[11]	75%	58%	62%[11]	75%[11]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Ratios and total return for Class C for the year ended September 30, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been $0.20, total return would have been (6.80)% and the net expense and net investment income ratios would have been 1.71% and 1.18%, respectively.

[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 2.41% for the period ended March 31, 2025.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.

[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.22	$17.62	$17.33	$21.53	$16.58	$19.70
Income (loss) from operations:
Net investment income	0.13	0.26	0.26	0.24	0.20	0.27
Net realized and unrealized gain (loss)	0.46	4.61	2.41	(2.09)	5.97	(1.30)
Total income (loss) from operations	0.59	4.87	2.67	(1.85)	6.17	(1.03)
Less distributions from:
Net investment income	(0.28)	(0.25)	(0.27)	(0.00)[3]	(0.33)	(0.47)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(2.14)	(0.27)	(2.38)	(2.35)	(1.22)	(2.09)
Net asset value, end of period	$20.67	$22.22	$17.62	$17.33	$21.53	$16.58
Total return[4]	2.69%[5]	27.93%	14.98%	(9.83)%	37.74%	(6.44)%
Net assets, end of period (000s)	$199	$281	$209	$146	$198	$118
Ratios to average net assets:
Gross expenses	1.54%[6]	1.52%	1.57%	1.59%	1.62%	1.68%
Net expenses[7,8,9]	1.35 [6]	1.35	1.35	1.35	1.35	1.35
Net investment income	1.25 [6]	1.30	1.46	1.19	0.97	1.55
Portfolio turnover rate	28%[10]	75%	58%	62%[10]	75%[10]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 2.49% for the period ended March 31, 2025.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.31	$17.69	$17.37	$21.66	$16.70	$19.79
Income (loss) from operations:
Net investment income	0.19	0.37	0.36	0.35	0.32	0.37
Net realized and unrealized gain (loss)	0.47	4.61	2.43	(2.09)	6.00	(1.31)
Total income (loss) from operations	0.66	4.98	2.79	(1.74)	6.32	(0.94)
Less distributions from:
Net investment income	(0.38)	(0.34)	(0.36)	(0.20)	(0.47)	(0.53)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(2.24)	(0.36)	(2.47)	(2.55)	(1.36)	(2.15)
Net asset value, end of period	$20.73	$22.31	$17.69	$17.37	$21.66	$16.70
Total return[3]	2.99%[4]	28.56%	15.65%	(9.34)%	38.51%	(5.93)%
Net assets, end of period (000s)	$7,996	$7,118	$28,570	$20,648	$9,048	$3,630
Ratios to average net assets:
Gross expenses	0.89%[5]	0.88%	0.89%[6]	0.88%	0.84%	0.85%[6]
Net expenses[7,8]	0.80 [5]	0.80	0.80 [6]	0.80	0.80	0.80 [6]
Net investment income	1.79 [5]	1.91	1.99	1.77	1.54	2.09
Portfolio turnover rate	28%[9]	75%	58%	62%[9]	75%[9]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 2.89% for the period ended March 31, 2025.
[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.33	$17.70	$17.39	$21.66	$16.71	$19.82
Income (loss) from operations:
Net investment income	0.21	0.39	0.38	0.36	0.33	0.38
Net realized and unrealized gain (loss)	0.45	4.62	2.42	(2.07)	6.01	(1.30)
Total income (loss) from operations	0.66	5.01	2.80	(1.71)	6.34	(0.92)
Less distributions from:
Net investment income	(0.41)	(0.36)	(0.38)	(0.21)	(0.50)	(0.57)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(2.27)	(0.38)	(2.49)	(2.56)	(1.39)	(2.19)
Net asset value, end of period	$20.72	$22.33	$17.70	$17.39	$21.66	$16.71
Total return[3]	3.02%[4]	28.74%	15.77%	(9.25)%	38.64%	(5.82)%
Net assets, end of period (000s)	$9,644	$171,915	$116,667	$93,704	$257,706	$424,811
Ratios to average net assets:
Gross expenses	0.78%[5]	0.76%	0.79%	0.75%	0.72%	0.73%[6]
Net expenses[7,8]	0.70 [5]	0.70	0.70	0.70	0.70	0.70 [6]
Net investment income	1.88 [5]	1.95	2.12	1.73	1.62	2.17
Portfolio turnover rate	28%[9]	75%	58%	62%[9]	75%[9]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.73% for the period ended March 31, 2025.
[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.
These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$86,563,317	—	—	$86,563,317
Investments in Underlying Funds	2,107,392	—	—	2,107,392
Total Long-Term Investments	88,670,709	—	—	88,670,709
Short-Term Investments†	417,394	—	—	417,394
Total Investments	$89,088,103	—	—	$89,088,103

†	See Schedule of Investments for additional detailed categorizations.
(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class R shares did not exceed 1.10%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2026, but may be terminated at any time by FTFA.
During the six months ended March 31, 2025, fees waived and/or expenses reimbursed amounted to $79,077, which included an affiliated money market fund waiver of $610.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at March 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2025	$32,549	$155	$387	$14,964	$102,352
Expires September 30, 2026	60,410	1,699	417	22,337	95,939
Expires September 30, 2027	38,521	866	416	15,409	96,536
Expires September 30, 2028	27,600	546	262	3,279	46,780
Total fee waivers/expense reimbursements subject to recapture	$159,080	$3,266	$1,482	$55,989	$341,607
For the six months ended March 31, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class A
FTFA recaptured	$5,322
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,572 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

For the six months ended March 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$13,556	—
CDSCs	238	$21
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$52,883,954
Sales	94,094,564 *

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $122,941,767 (Note 10).
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$69,274,567	$21,882,016	$(2,068,480)	$19,813,536
4. Derivative instruments and hedging activities
During the six months ended March 31, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended March 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$86,600	$46,569
Class C	6,853	1,003
Class R	687	359
Class I	—	4,069
Class IS	—	101
Total	$94,140	$52,101
For the six months ended March 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$27,823
Class C	551
Class R	263
Class I	3,304
Class IS	47,136
Total	$79,077
6. Distributions to shareholders by class

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Net Investment Income:
Class A	$999,940	$925,870
Class C	9,303	6,504
Class R	3,625	2,907
Class I	152,356	464,676
Class IS	2,395,481	2,600,048
Total	$3,560,705	$4,000,005
Net Realized Gains:
Class A	$5,676,587	$49,172
Class C	109,929	1,225
Class R	23,965	178
Class I	748,896	20,862
Class IS	10,768,632	110,584
Total	$17,328,009	$182,021
7. Shares of beneficial interest
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	317,617	$6,783,003	513,581	$10,141,914
Shares issued on reinvestment	323,290	6,672,705	53,264	974,735
Shares repurchased	(329,450)	(7,002,915)	(760,649)	(14,965,277)
Net increase (decrease)	311,457	$6,452,793	(193,804)	$(3,848,628)
Class C
Shares sold	34,130	$701,852	19,027	$368,204
Shares issued on reinvestment	5,833	119,232	426	7,729
Shares repurchased	(8,599)	(177,873)	(63,023)	(1,173,323)
Net increase (decrease)	31,364	$643,211	(43,570)	$(797,390)
Class R
Shares sold	813	$17,400	2,395	$45,732
Shares issued on reinvestment	1,337	27,590	169	3,085
Shares repurchased	(5,190)	(105,754)	(1,745)	(32,102)
Net increase (decrease)	(3,040)	$(60,764)	819	$16,715
Class I
Shares sold	185,157	$4,359,710	216,058	$4,304,809
Shares issued on reinvestment	43,623	901,252	26,002	475,831
Shares repurchased	(162,148)	(3,527,699)	(1,538,051)	(30,430,831)
Net increase (decrease)	66,632	$1,733,263	(1,295,991)	$(25,650,191)
Class IS
Shares sold	205,875	$4,415,825	2,774,481	$55,033,509
Shares issued on reinvestment	637,796	13,164,113	148,122	2,710,632
Shares repurchased	(2,164,894)	(48,483,127)	(1,814,132)	(38,214,229)
Shares redeemed in-kind	(5,913,339)	(123,943,591)	—	—
Net increase (decrease)	(7,234,562)	$(154,846,780)	1,108,471	$19,529,912
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended March 31, 2025. The following transactions were effected in such company for the six months ended March 31, 2025.

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,343,826	$11,598,172	11,598,172	$12,524,604	12,524,604

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$26,113	—	$417,394
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2025.
10. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended March 31, 2025, the Fund had redemptions in-kind with total proceeds in the amount of $123,943,591. The net realized gains on these redemptions in-kind amounted to $39,711,299, which was not realized for tax purposes. For the year ended September 30, 2024, the Fund had no redemptions in-kind.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

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BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Diversified US Large Cap Value Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Diversified US Large Cap Value Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90756-SFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2025